April 15, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (File No. 333-194341)

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), for Goldman Sachs Trust (“Registrant”). This Pre-Effective Amendment is being filed in connection with the reorganization of the Goldman Sachs Income Strategies Portfolio (“Acquired Portfolio”), a series of the Registrant, with and into the Goldman Sachs Satellite Strategies Portfolio (“Surviving Portfolio”), another series of the Registrant, in exchange for shares of the Surviving Portfolio and the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio.

Pursuant to Rule 461 under the 1933 Act, the Registrant and Goldman, Sachs & Co., as principal underwriter of the shares of the Registrant, hereby respectfully request that the SEC declare the Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 effective on Thursday, November 17, 2014, or as soon as practicable thereafter. The Registrant and Goldman, Sachs & Co. are aware of their obligations under the 1933 Act.

Should you have any questions, please feel free to contact Brenden P. Carroll of Dechert LLP at 202.261.3458.

Very truly yours,

/s/ Andrew Murphy
Andrew Murphy Assistant Secretary, Goldman Sachs Trust Vice President and Assistant General Counsel, Goldman, Sachs & Co.